BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2025
Disclosure of basis of presentation and significant accounting policies [Abstract]
BASIS OF PRESENTATION [Text Block]

2. BASIS OF PRESENTATION

Statement of Compliance

The accompanying consolidated financial statements have been prepared in accordance with IFRS Accounting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB") on a going concern basis.

Basis of Preparation

These consolidated financial statements have been prepared on a historical cost basis except for certain financial assets and liabilities, which are measured at fair value, as specified by IFRS for each type of asset, liability, income, and expense as set out in the accounting policies below.

Basis of Consolidation

These consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, BTQ AG, a company incorporated in the Principality of Liechtenstein, BTQ Technologies Australia Pty Ltd., a company incorporated in Australia, and BTQ Technologies (USA) Ltd. a company incorporation in the State of Delaware, U.S.

These consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany transactions and balances are eliminated on consolidation. Control exists where the parent entity has power over the investee and is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Subsidiaries are included in the financial statements from the date control commences until the date control ceases.

Functional Currency and Presentation Currency

The functional currency of the Company and its subsidiaries is the Canadian dollar, which is also the presentation currency of these consolidated financial statements.

Use of Estimates and Judgments

The preparation of these consolidated financial statements in conformity with IFRS requires the Company's management to make judgments, estimates, and assumptions that affect the application of accounting policies and reported amounts of assets, liabilities, revenues, and expenses. Estimates and underlying assumptions are reviewed on an ongoing basis, including expectations of future events that are believed to be reasonable under the circumstances. Actual results may differ from these estimates. Revisions to accounting estimates are recognized in the period in which the estimate is revised and in any future periods affected.

Significant estimates and judgments exercised by management in applying the Company's accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements are as follows:

Research and development costs

Research costs are recognized as an expense when incurred but development costs may be capitalized as intangible assets if certain conditions are met as described in IAS 38 Intangible Assets. Management has determined that development costs do not meet the conditions for capitalization under IAS 38 and all research and development costs have been expensed.

Fair values of stock options

Fair values of stock options are determined using the Black-Scholes option pricing model. Estimating fair value requires determining the most appropriate valuation model for a grant of equity instruments, which is dependent on the terms and conditions of the grant. Option-pricing models require the use of highly subjective estimates and assumptions including the expected stock price volatility. Changes in the underlying assumptions can materially affect the fair value estimates and, therefore, existing models do not necessarily provide reliable measurement of the fair value of the Company's stock options and performance warrants.

Deferred income taxes

The determination of income tax expense and the composition of deferred income tax assets and liabilities involves judgment and estimates as to the future taxable earnings, expected timing of reversals of deferred income tax assets and liabilities, and interpretations of tax laws. The Company is subject to assessments by tax authorities who may interpret the tax law differently. Changes in these interpretations, judgments, and estimates may materially affect the final amount of current and deferred income tax provisions, deferred income tax assets and liabilities, and results of operations.

Going concern presentation

These consolidated financial statements have been prepared on a going concern basis, which assumes that the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future. The assessment of the Company's ability to source future operations and continue as a going concern involves judgement. Estimates and assumptions are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. If the going concern assumption is not appropriate for the financial statements, then adjustments would be necessary in the carrying value of the assets and liabilities, the reported revenue and the expenses and the statement of financial position classifications used.

Judgment of significant influence over an investment

Where the Company holds less than 20% of voting rights in an investment, but the Company has the power to exercise significant influence, such an investment is treated as an associate. The determination of whether the Company has significant influence over an investee requires the application of significant judgment. In making this assessment, management considers all relevant facts and circumstances, including ownership interest, governance arrangements, contractual rights, and the Company's ability to participate in financial and operating policy decisions.

Impairment of investment in associate

The Company reviews and assesses the carrying amount of investment in associates for indicators of impairment when facts or circumstances suggest that the carrying amount is not recoverable. Determination of carrying amount is subject to estimates and assumptions about the underlying data. Changes to these estimates may affect value of investment and the impairment recognized.

Impairment of non-current assets

The Company evaluates the recoverability of non-current assets, including property and equipment, right of use assets, and definite life intangible assets, whether events or changes in circumstances indicate that the carrying value of the asset, or asset group, may not be recoverable. When the Company determines that the carrying value of the long-lived asset may not be recoverable based upon the existence of one or more of the indicators, the assets are assessed for impairment based on the estimate of future discounted. If the carrying value of an asset exceeds its estimated recoverable amount, an impairment loss is recorded for the excess of the asset's carrying value over its recoverable amount. Management judgment is required in the determination of indicators of impairment.

Convertible debt

Convertible debt are financial instruments which contain a separate financial liability and equity instrument. The identification of such components embedded within a convertible debt requires significant judgment given that it is based on the interpretation of the substance of the contractual arrangement. The individual fair values attributed to the different components of a financing transaction, and/or derivative financial instruments, are determined using valuation techniques. The Company uses judgment to select the methods used to make certain assumptions and in performing the fair value calculations in order to determine the values attributed to each component of a transaction at the time of their issuance. These valuation estimates could be significantly different because of the use of judgment and the inherent uncertainty in estimating the fair value of these instruments that are not quoted in an active market.